1998 ANNUAL REPORT


IDS
Growth
Fund
(prospectus enclosed)

(icon of) trees

The goal of IDS Growth Fund is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) trees

Going for Growth

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of) one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

        1998 annual report

        From the chairman                                                4
        From the portfolio manager                                       4
        The Portfolio's ten largest holdings                             6
        Making the most of the Fund                                      7
        The Fund's long-term performance                                 8
        Independent auditors' report (Fund)                              9
        Financial statements (Fund)                                     10
        Notes to financial statements (Fund)                            13
        Independent auditors' report (Portfolio)                        18
        Financial statements (Portfolio)                                19
        Notes to financial statements (Portfolio)                       22
        Investments in securities                                       31
        IDS mutual funds                                                34
        Federal income tax information                                  38

        1998 prospectus

        The Fund in brief                                               3p
        Goal                                                            3p
        Investment policies and risks                                   3p
        Structure of the Fund                                           4p
        Manager and distributor                                         4p
        Portfolio manager                                               4p
        Alternative purchase arrangements                               4p

        Sales charge and Fund expenses                                  5p

        Performance                                                     7p
        Financial highlights                                            7p
        Total returns                                                   9p

        Investment policies and risks                                  12p
        Facts about investments and their risks                        12p
        Valuing Fund shares                                            16p

        How to purchase, exchange or redeem shares                     17p
        Alternative purchase arrangements                              17p
        How to purchase shares                                         19p
        How to exchange shares                                         22p
        How to redeem shares                                           23p
        Reductions and waivers of the sales charge                     28p

        Special shareholder services                                   33p
        Services                                                       33p
        Quick telephone reference                                      33p

        Distributions and taxes                                        34p
        Dividend and capital gain distributions                        34p
        Reinvestments                                                  35p
        Taxes                                                          36p
        How to determine the correct TIN                               38p

        How the Fund and Portfolio are organized                       39p
        Shares                                                         39p
        Voting rights                                                  39p
        Shareholder meetings                                           39p
        Special considerations regarding master/feeder structure       40p
        Board members and officers                                     41p
        Investment manager                                             43p
        Administrator and transfer agent                               44p
        Distributor                                                    44p

        About American Express Financial Corporation                   45p
        General information                                            45p
        Year 2000                                                      46p

        Appendix                                                       47p
        Descriptions of derivative instruments                         47p


(This annual report is not part of the prospectus.)

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A strong recovery early in 1998 allowed IDS Growth Fund to generate positive results for the past fiscal year. For the period - August 1997 through July 1998 - the total return for the Fund's Class A shares was 6.3%.

      The tremendous bull market for stocks came to a temporary halt when the period began last August, as rising interest rates took a toll on most issues. But the biggest problem materialized in October, when currencies and stock markets in Asia and other emerging markets went into a virtual free-fall.

      The result was severely weakened economies in many countries that had been substantial buyers of U.S. goods, particularly technology-related products. The unstable situation immediately cast doubt on American companies' ability to sustain their earnings growth and soon spawned a wave of stock-selling. For the Fund, the situation overseas was a particular problem, given that technology stocks constituted the largest portion of the portfolio.

      By February, though, investors apparently had decided that American companies would weather the `Asian flu' relatively well, and, with support from ongoing indications of subdued inflation and a still-solid economy, they sent the market soaring through April. The rally petered out at that point, as the possibility of weaker corporate profits and higher interest rates dampened investors' enthusiasm.

      Large-caps strong

      Working in the Fund's favor was the continued strength of large-capitalization growth stocks. Within that broad category, the Fund's largest area of investment was in technology-related stocks, which were highly volatile but, on the whole, productive. Consumer-related stocks, including those of healthcare, beverage and retail companies, constituted another substantial investment and proved to be comparatively consistent, positive performers. Financial services stock provided very good results for the 12 months, thanks chiefly to a decline in long-term interest rates.

      As is the norm for this Fund, there was little portfolio turnover - a reflection of my buy-and-hold management style. Also, I maintained only a small amount of cash reserves (less than 3%), as I prefer to keep the great majority of assets working in stocks.

      Looking to the fiscal year that's just begun, the investment environment hasn't changed markedly in the past several months: The economy continues to grow; inflation remains subdued; and long-term interest rates have yet to experience a substantial increase. While those factors may continue to work in stocks' favor, should corporate profits slack off to a meaningful degree, the market may well retreat. But even if it does, I don't think that will alter what still strikes me as a fundamentally positive longer-term outlook for stocks. As for the Fund, I plan to maintain the emphasis on large-capitalization stocks of high-quality companies with healthy growth rates and dominant positions in their respective markets.



      Mitzi Malevich
      (picture of) Mitzi Malevich
      Mitzi Malevich
      Portfolio manager

(This annual report is not part of the prospectus.)

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998        $36.58
July 31, 1997        $35.47
Increase             $ 1.11

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $  --
From capital gains   $ 0.96
Total distributions  $ 0.96

Total return*         +6.3%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998        $35.61
July 31, 1997        $34.82
Increase             $ 0.79

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $   --
From capital gains   $ 0.96
Total distributions  $ 0.96

Total return*         +5.5%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998        $36.74
July 31, 1997        $35.60
Increase             $ 1.14

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $   --
From capital gains   $ 0.96
Total distributions  $ 0.96

Total return*         +6.4%**


*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

(This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings

                                       Percent                         Value
                    (of Portfolio's net assets)         (as of July 31, 1998)

 Travelers Group                          4.54%                 $241,200,000

 Tellabs                                  3.97                   210,787,500

 WorldCom                                 3.79                   200,925,000

 Microsoft                                3.74                   198,225,000

 Merrill Lynch & Co                       3.67                   195,000,000

 Pfizer                                   3.32                   176,000,000

 Waste Management                         3.30                   175,021,875

 Cisco Systems                            3.25                   172,350,000

 Coca-Cola                                3.05                   161,915,606

 Washington Mutual                        2.82                   149,765,625

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart

The ten holdings listed here make up 35.45% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to meet your long-term goals.

     How dollar cost averaging works

     Month     Amount    Per-share      Number of Shares
               invested  market price   purchased

     Jan       $100      $20            5.00 XXXXX
     Feb        100       18            5.56 XXXXXx
     March      100       17            5.88 XXXXXx
     April      100       15            6.67 XXXXXXx
     May        100       16            6.25 XXXXXXx
     June       100       18            5.56 XXXXXx
     July       100       17            5.88 XXXXXx
     Aug        100       19            5.26 XXXXXx
     Sept       100       21            4.76 XXXXx
     Oct        100       20            5.00 XXXXX

     (footnote to table) By investing an equal number of dollars each month....

     (arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

     (arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o  your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fun exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)

      The Fund's long-term performance

How your $10,000 has grown in IDS Growth Fund

                                                    X
                                                    $59,567 Growth Fund
                                                    Class A
$50,000


                                             X
                                             S&P 500
                                             Stock Index
$40,000

                                             X
                                             Lipper Growth
                                             Fund Index

$30,000


$20,000


$10,000


$9,500


'88  '89  '90  '91  '92  '93  '94  '95  '96  '97  '98

Average annual total return
 (as of July 31, 1998)
                                1 year         Since     5 years    10 years
                                           inception*
 Class A                        +1.01%           --%     +21.02%     +19.54%
 Class B                        +1.51%       +26.16%         --%         --%
 Class Y                        +6.40%       +27.83%         --%         --%

*Inception date was March 20, 1995.


      Assumes: o Holding period from 8/1/88 to 7/31/98. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $39,325. Also see "Performance" in the Fund's current prospectus.

      Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

      Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.

      On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Growth Fund Index. In comparing Growth Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performancereflects the maximum sales charge of 5%, while suchcharges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #62 to Registration Statement No. 2-38355 filed on or about Sept. 28, 1998 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Growth Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Growth Fund
      Fiscal year ended July 31, 1998

      Class A

      Capital gain distribution

      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.95952

      Total distribution                                              $0.95952

      The long-term  capital gains  distribution is divided into two categories:
      28% - $0.14326 and 20% - $0.81626.

      Class B

      Capital gain distribution

      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.95952

      Total distribution                                              $0.95952

      The long-term  capital gains  distribution is divided into two categories:
      28% - $0.14326 and 20% - $0.81626.

      Class Y
      Capital gain distribution

      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.95952

      Total distribution                                              $0.95952

      The long-term  capital gains  distribution is divided into two categories:
      28% - $0.14326 and 20% - $0.81626.

(This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

1998 ANNUAL REPORT


IDS
Research
Opportunities
Fund
(prospectus enclosed)

(icon of) magnifying glass

The goal of IDS Research Opportunities Fund, a part of IDS Growth Fund, Inc., is long-term growth of capital. The Portfolio will be managed using a research methodology developed by American Express Financial Corporation, which is designed to give investors the opportunity to achieve a return in excess of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors Inc.

             Distributed by American Express Financial Advisors Inc.

(icon of) magnifying glass

The rewards
of research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. IDS Research Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of) one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

      1998 annual report

      From the chairman                                                4
      From the portfolio manager                                       4
      The Portfolio's ten largest holdings                             6
      Making the most of the Fund                                      7
      The Fund's long-term performance                                 8
      Independent auditors' report (Fund)                              9
      Financial statements (Fund)                                     10
      Notes to financial statements (Fund)                            13
      Independent auditors' report (Portfolio)                        21
      Financial statements (Portfolio)                                22
      Notes to financial statements (Portfolio)                       25
      Investments in securities                                       31
      IDS mutual funds                                                34
      Federal income tax information                                  38

      1998 prospectus

      The Fund in brief                                               3p
      Goal                                                            3p
      Investment policies and risks                                   3p
      Structure of the Fund                                           4p
      Manager and distributor                                         4p
      Portfolio manager                                               5p
      Alternative purchase arrangements                               5p

      Sales charge and Fund expenses                                  6p

      Performance                                                     9p
      Financial highlights                                            9p
      Total returns                                                  10p

      Investment policies and risks                                  12p
      Facts about investments and their risks                        14p
      Valuing Fund shares                                            20p

      How to purchase, exchange or redeem shares                     21p
      Alternative purchase arrangements                              21p
      How to purchase shares                                         24p
      How to exchange shares                                         26p
      How to redeem shares                                           26p
      Reductions and waivers of the sales charge                     31p

      Special shareholder services                                   36p
      Services                                                       36p
      Quick telephone reference                                      36p

      Distributions and taxes                                        37p
      Dividend and capital gain distributions                        37p
      Reinvestments                                                  38p
      Taxes                                                          39p
      How to determine the correct TIN                               41p

      How the Fund and Portfolio are organized                       42p
      Shares                                                         42p
      Voting rights                                                  43p
      Shareholder meetings                                           44p
      Special considerations regarding
          master/feeder structure                                    45p
      Board members and officers                                     48p
      Investment manager                                             50p
      Administrator and transfer agent                               51p
      Distributor                                                    52p

      About American Express Financial Corporation                   53p
      General information                                            53p
      Year 2000                                                      54p

      Appendix                                                       55p
      Descriptions of derivative instruments                         55p


(This annual report is not part of the prospectus.)

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong ones in the many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

      The potential for such volatility reinforces the need for an investor to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A surge late in the fiscal year resulted in a double-digit return by IDS Research Opportunities Fund. For the 12-month period -- August 1997 through July 1998 -- the Fund's Class A shares generated a total return of 10.8%.

      The period got off to a bad start, as currency declines in Southeast Asia and rising long-term interest rates here at home took a toll on U.S. stocks. Although the market rallied the following month, by late October the so-called "Asian flu" was in full force, weakening stock markets throughout most of the world, including the U.S.

      It took until February before investors regained enough confidence to drive stock prices higher. Buoyed by ongoing reports of solid economic growth and still-tame inflation, plus a decline in long-term interest rates, they sent the market on a two-month tear that made the doldrums of the previous months well worth enduring.

      As has been the case in recent years, the market's advance was powered by large-capitalization stocks. And, as the period wore on, the gains became increasingly concentrated among a shrinking group of issues representing companies that could be depended on to consistently produce above-average earnings growth. Unless a stock was part of that select group, it had little chance of enjoying a meaningful price increase. Overall, the Fund owned some of those stocks, but not enough to match the often-blistering pace of the broad market.

      Health care provided consistent performance

      The majority of assets were spread among technology, financial services, health care, retailing and consumer-product stocks. Technology was clearly the most volatile group, and the Fund's tech holdings provided mixed overall results. Most consistent, on the other hand, were the health care stocks, which benefited from their companies' generally robust profits. Most disappointing for the Fund were oil services stocks, which were hurt by declining oil prices.

      In keeping with the Fund's strategy, I kept the portfolio essentially fully invested -- that is, the great majority of assets (about 95%) remained in stocks rather than cash reserves. The only notable shifts in asset mix were an increased exposure to energy-related stocks late in 1997 and reduced exposure to the technology sector, the latter resulting from generally lower stock prices at year-end.

      At this writing (early August), the new fiscal year has gotten off to a volatile start, a trend that could well continue for some months. Although inflation, interest rates and economic growth continue to work in stocks' favor, the likelihood of weaker overall corporate profits may present a hurdle for the market and could easily cause stocks to retreat. In any event, we will continue to employ diligent research to identify the stocks that appear best able to gain ground in what could be an increasingly challenging investment environment.



      Guru Baliga
      (picture of) Guru Baliga
      Guru Baliga
      Portfolio manager


(This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $6.98
July 31, 1997         $6.86
Increase              $0.12

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.52
From capital gains    $0.03
Total distributions   $0.55

Total return*        +10.8%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $6.88
July 31, 1997         $6.82
Increase              $0.06

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.52
From capital gains    $0.03
Total distributions   $0.55

Total return*         +9.9%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1998         $7.01
July 31, 1997         $6.88
Increase              $0.13

Distributions
Aug. 1, 1997 - July 31, 1998

From income           $0.52
From capital gains    $0.03
Total distributions   $0.55

Total return*        +10.9%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings

                                       Percent                        Value
                    (of Portfolio's net assets)        (as of July 31, 1998)

General Electric                         3.37%                  $17,630,288

Royal Dutch Petroleum                    3.22                    16,855,499

Coca-Cola                                3.21                    16,766,863

Warner-Lambert                           3.13                    16,366,837

US West Communications Group             2.86                    14,977,025

Bristol-Myers Squibb                     2.63                    13,752,256

Intl Business Machines                   2.50                    13,077,749

Amgen                                    2.36                    12,344,843

Schering-Plough                          2.30                    12,006,675

Colgate-Palmolive                        2.14                    11,212,669


For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart

The ten holdings listed here make up 27.72% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

     How dollar-cost averaging works

     Month     Amount       Per-share      Number of shares
               invested     market price   purchased

     Jan       $100         $20            5.00 XXXXX

     Feb        100          18            5.56 XXXXXx

     March      100          17            5.88 XXXXXx

     April      100          15            6.67 XXXXXXx

     May        100          16            6.25 XXXXXXx

     June       100          18            5.56 XXXXXx

     July       100          17            5.88 XXXXXx

     Aug        100          19            5.26 XXXXXx

     Sept       100          21            4.76 XXXXx

     Oct        100          20            5.00 XXXXX

     (footnote to table) By investing an equal number of dollars each month....

     (arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

     (arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

How your $10,000 has grown in IDS Research Opportunities Fund

                                  X
                                  S&P 500
                                  Stock Index

                                                          $14,462
                                                          Research
                                                          Opportunities Fund
                                                          Class A

$10,000

$9,500


8/96   10/96   1/97   4/97   7/97   10/97   1/98   4/98   7/98

Average annual total return
 (as of July 31, 1998)
                                         1 year         Since inception*
       Class A                           +5.23%              +20.85%
       Class B                           +5.92%              +21.45%
       Class Y                           +10.93%             +24.27%

*Inception date was Aug. 19, 1996.


      Assumes: o Holding period from 9/1/96 to 7/31/98. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,192. Also see "Performance" in the Fund's current prospectus.

      The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500 Stock Index. In comparing IDS Research Opportunities Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #62 to Registration Statement No. 2-38355 filed on or about Sept. 28, 1998 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

      Federal income tax information

      IDS Research Opportunities Fund


      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Research Opportunities Fund
      Fiscal period ended July 31, 1998

      Class A
      Income distribution
      taxable as dividend income, 13.78% qualifying for deduction by corporations.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.51840

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.02738

      Total distributions                                             $0.54578

      The distributions of $0.54578 per share, payable Dec. 29, 1997, consisted of $0.51840 from net short-term capital gains and $0.02738 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.00239 and 20% - $0.02499.

(This annual report is not part of the prospectus.)

      Class B
      Income distribution
      taxable as dividend income, 13.78% qualifying for deduction by corporations.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.51840

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.02738

      Total distributions                                             $0.54578

      The distributions of $0.54578 per share, payable Dec. 29, 1997, consisted of $0.51840 from net short-term capital gains and $0.02738 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.00239 and 20% - $0.02499.


      Class Y
      Income distribution
      taxable as dividend income, 13.78% qualifying for deduction by corporations.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.51840

      Capital gain distribution
      taxable as long-term capital gain.

      Payable date                                                   Per share
      Dec. 29, 1997                                                   $0.02738

      Total distributions                                             $0.54578

      The distributions of $0.54578 per share, payable Dec. 29, 1997, consisted of $0.51840 from net short-term capital gains and $0.02738 from net long-term capital gains.

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.00239 and 20% - $0.02499.

(This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Research Opportunities Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.